Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Finished goods	$ 73,852	$ 61,391
Work-in-process	3,600	2,616
Raw materials	70,347	59,517
Total Inventory	$ 147,799	$ 123,524